Wells Fargo Funds Trust

Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the "Trust") that the Prospectus and related Statement of Additional Information describing the Specialized Health Sciences Fund of the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c), does not differ materially from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A, the text of which was filed on February 1, 2001.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 2nd day of April, 2001.

Witness: WELLS FARGO FUNDS TRUST

By: __/s/ Dorothy Peters

Name: Dorothy Peters

Title: Assistant Secretary

April 2, 2001

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re: Wells Fargo Funds Trust.; File Nos. 333-74295; 811-09253

Ladies/Gentlemen:

In connection with the registration of Wells Fargo Funds Trust (the "Trust") under the Investment Company Act of 1940 and the issuance of securities by it under the Securities Act of 1933 (the "1933 Act"), enclosed for filing pursuant to Rule 497(j) of the 1933 Act is a Rule 497(j) Certificate for the Specialized Health Sciences Fund of the Trust.

The Prospectus and related Statement of Additional Information for this Fund was originally filed in Post-Effective Amendment No. 19 under the 1933 Act and Amendment No. 20 under the 1940 Act to the Trust’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act on February 1, 2001.

If you have any questions, please contact the undersigned at (202) 887-1537.

Sincerely,

/s/ Janis E. Fonda

Janis E. Fonda